INVENTORY (Tables)	3 Months Ended
Mar. 31, 2022
Inventory Disclosure [Abstract]
Schedule of Inventory
The Company’s inventory consists of finished goods from farming production, raw materials used in the farming production, and work–in process farming production. Raw materials are comprised of seeds, nutrients, and packaging for finished goods. Work–in–process and finished goods include in–process and ready–to–eat lettuce varieties and micro–greens, including the packaging for the finished product.

	December 31, 2021	December 31, 2020
	In thousands
Raw materials and supplies	$456	$38
Work in process	76	11
Finished goods	658	55
Total inventories	$1,190	$104
The Company’s inventory consists of finished goods from farming production, raw materials and supplies used in the farming production, and work–in process farming production. Raw materials and supplies are comprised of seeds, nutrients, and packaging for finished goods. Work–in–process and finished goods include in–process and ready–to–eat lettuce varieties and micro–greens, including the packaging for the finished product.

In thousands	Unaudited March 31, 2022	December 31, 2021
Raw materials and supplies	$423	$456
Work in process	233	76
Finished goods	692	658
Total inventories	$1,348	$1,190